Schedule of earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Basic numerator
Net earnings (loss) for the period attributable to controlling shareholders	R$ (275,600)	R$ 216,791	R$ (454,014)	R$ 609,668
Basic denominator
Common shares	812,473,246	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	807,709,278	807,406,368	808,013,781	809,583,921
Net earnings (loss) per share basic - R$	R$ (0.34)	R$ 0.27	R$ (0.56)	R$ 0.75
Diluted numerator
Net earnings (loss) for the period attributable to controlling shareholders	R$ (275,600)	R$ 216,791	R$ (454,014)	R$ 609,668
Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	807,709,278	807,406,368	808,013,781	809,583,921
Number of potential shares		58,332		58,332
Weighted average number of outstanding shares - diluted	807,709,278	807,464,700	808,013,781	809,642,253
Net earnings (loss) per share diluted - R$	R$ (0.34)	R$ 0.27	R$ (0.56)	R$ 0.75
Net (loss) for the exercise attributable to controlling shareholders	R$ (6,516)		R$ (47,802)
Net earnings (loss) for the exercise attributable to controlling shareholders	R$ (282,116)		R$ (501,816)
Common shares	812,473,246		812,473,246
Common shares	812,473,246		812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	807,709,278		808,013,781
Weighted average number of outstanding shares - basic (except treasury shares)	807,709,278	807,406,368	808,013,781	809,583,921
Net (loss) per share basic - R$	R$ (0.01)		R$ (0.06)
Net earnings (loss) per share basic - R$	R$ (0.34)	R$ 0.27	R$ (0.56)	R$ 0.75
Net (loss) for the exercise attributable to controlling shareholders	R$ (6,516)		R$ (47,802)
Net earnings (loss) for the exercise attributable to controlling shareholders	R$ (282,116)		R$ (501,816)
Weighted average number of outstanding shares - basic (except treasury shares)	807,709,278		808,013,781
Weighted average number of outstanding shares - basic (except treasury shares)	807,709,278		808,013,781
Weighted average number of outstanding shares - diluted	807,709,278		808,013,781
Weighted average number of outstanding shares - diluted	807,709,278	807,464,700	808,013,781	809,642,253
Net earnings (loss) per share diluted	R$ (0.01)		R$ (0.06)